Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

At the time of his appointment Mr. Canouse received the 1 share of convertible Preferred B stock previously issued to a director. Also, during the three months ended June 30, 2013, the Company issued 1 additional shares of convertible preferred B stock to Mr. Quirk when he joined the Company. The stock has no par value and is not traded publicly.

On January 28, 2014, the Company converted $11,000 of a $22,000 convertible note to 3,666,667 common shares from a related party. The note had been purchased from a former officer of the Company based on the contractual conversions terms per agreement.

NOTE 7 –RELATED PARTY TRANSACTIONS

During the year ended December 31, 2012, the Company issued 2,000,000,000 shares of common stock and 1 share of convertible preferred B stock to an officer and director that has been classified as stock based compensation during the year ended December 31, 2012. The Company also recorded consulting expense paid to this director of $50,000 for the year ended December 31, 2012. In 2013 the 2,000,000,000 shares (20,000,000 post-reverse split) were transferred to Joseph Canouse and subsequently cancelled.

During the year ended December 31, 2012, the Company issued 35,000 shares of convertible preferred C stock for services rendered to related parties.

At the time of his appointment Mr. Canouse received the 1 share of convertible Preferred B stock previously issued to a director. Also, during the year ended December 31, 2013, the Company issued 1 additional shares of convertible preferred B stock to Mr. Quirk when he joined the Company. The stock has no par value and is not traded publicly.